Subsequent Events (Details Narrative) (10-K) - USD ($)								9 Months Ended		12 Months Ended
	Jul. 03, 2020	Aug. 31, 2019	Aug. 23, 2019	Jul. 11, 2019	Jul. 11, 2019	Jul. 03, 2019	Jan. 29, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 03, 2019	Sep. 30, 2019	Sep. 11, 2019	Jul. 10, 2019
Reverse split, description					1-for-10 reverse split
Common stock, shares authorized				30,000,000	30,000,000			30,000,000		30,000,000	30,000,000				300,000,000
Preferred stock, shares authorized				500,000	500,000			500,000		500,000	500,000				5,000,000
Loans payable								$ 1,074,000
Debt instrument face value								11,591,000
Due to factor								$ 399,000
Number of shares issued							339,257
Number of option exercised								5,249
Cleveland Capital, L.P [Member]
Loans payable								$ 1,115,000
Debt instrument face value								2,204,000
Cleveland Capital, L.P [Member] | Unsecured Promissory Note [Member]
Loans payable						$ 1,000,000						$ 1,000,000
Debt interest rate						15.00%
Debt instrument maturity date						Sep. 01, 2019
Loan Agreement [Member] | Cleveland Capital, L.P [Member]
Loans payable						$ 1,000,000
Factoring Agreement [Member] | Capital Finance Corp [Member]
Factoring facility maximum credit			$ 3,000,000
Undisputed receivables purchase percentage			90.00%
Facility fee percentage			1.00%
Facility description			Factoring Agreement and a factoring fee of 0.75% of the face value of purchased receivables for 1st 30-days such receivables are outstanding after purchase and 0.35% for each 15-days.
Factoring fees and financing fees percentage			0.50%
Due to factor								$ 399,000
Subsequent Event [Member]
Reverse split, description					The Company effected a 1-for-10 reverse split of its common stock and preferred stock on July 11, 2019 (2019 Reverse Split
Loans payable													$ 1,000,000
Warrants term						3 years
Warrants outstanding, description	The Amended Warrant increased the warrant coverage from 0.5% to 1% of the number of shares of common stock outstanding after giving effect to the total number of shares of common stock sold in the next private or public offering (Offering)
Subsequent Event [Member] | Holder [Member]
Number of shares issued		2,894
Number of option exercised		4,438
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Debt instrument face value						$ 1,000,000
Debt interest rate						15.00%
Debt instrument maturity date	Sep. 01, 2019
Subsequent Event [Member] | Loan Agreement [Member] | Cleveland Capital, L.P [Member]
Loans payable						$ 1,000,000
Subsequent Event [Member] | Factoring Agreement [Member] | Capital Finance Corp [Member]
Factoring facility maximum credit			$ 3,000,000
Undisputed receivables purchase percentage			90.00%
Facility fee percentage			1.00%
Facility description			The factoring facility is secured by the Company's accounts, equipment, inventory, financial assets, chattel paper, electronic chattel paper, letters of credit, letters of credit rights, general intangibles, investment property, deposit accounts, documents, instruments, supporting obligations, commercial tort claims, the reserve, motor vehicles, all books, records, files and computer data relating to the foregoing, and all proceeds of the foregoing. Company is required to pay CSNK a facility fee of 1.0% of the Maximum Credit upon execution of the Factoring Agreement and a factoring fee of 0.75% of the face value of purchased receivables for 1st 30-days such receivables are outstanding after purchase and 0.35% for each 15-days thereafter until the receivables are repaid in full or otherwise repurchased by Company or otherwise written off by CSNK. In addition, Company is required to pay financing fees on the outstanding advances equal to a floating rate per annum equal to the Prime + 2.0% (8.0% floor). In the event, the aggregate factoring fee and financing fee is less than 0.5% of the Maximum Credit in any one month, Company will pay CSNK the difference for such month. CSNK has the right to demand repayment of any purchased receivables which remain unpaid for 90-days after purchase or with respect to which any account debtor asserts a dispute.
Factoring fees and financing fees percentage			0.50%
Due to factor														$ 302,600
Subsequent Event [Member] | Minimum [Member]
Reverse split, shares				51,000,868
Common stock, shares authorized				300,000,000	300,000,000
Preferred stock, shares authorized				5,000,000	5,000,000
Subsequent Event [Member] | Maximum [Member]
Reverse split, shares				5,101,580
Common stock, shares authorized				30,000,000	30,000,000
Preferred stock, shares authorized				500,000	500,000